Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals)	Sep. 30, 2022 shares
Shennong [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	4,200,000
Hekangyuan [Member]
Business Combination (Details) - Schedule of discounted cash flow method after considering a discount (Parentheticals) [Line Items]
Equity instrument shares issued	10,000,000